Stockholders' Equity	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Stockholders' Equity [Abstract]
Stockholders' Equity
15.	Stockholders’ Equity

Common Stock

The holders of the Company's common stock are entitled to one vote per share of common stock held.

During the nine months ended June 30, 2015, the Company issued 648,356 shares of common stock of which 20,000 shares were issued upon exercise of warrants for which the Company received $50,000 in gross proceeds, issued 261,954 shares for which the Company received $1,000,000 in gross proceeds, 70,000 shares for which the Company received consulting services valued at $210,000 and issued 296,402 in connection with the purchase agreement with DoubleVision Networks Inc.

During the nine months ended June 30, 2014, the Company issued 40,150 shares of its common stock of which 30,150 shares were issued upon exercise of warrants for which the Company received $75,456 in gross proceeds and 10,000 shares were issued for the conversion of debt in the amount of $50,000.

Warrants

During the nine months ended June 30, 2015, no warrants were granted, 20,000 warrants exercised to purchase 20,000 shares of the Company’s common stock at an exercise price of $2.50, and 140,000 warrants expired.

During the nine months ended June 30, 2014, three warrant holders exercised 30,150 warrants to purchase 30,150 shares of the Company common stock of which 30,000 warrants had an exercise price of $2.50 per share and 150 warrants had an exercise price of $3.04 per share.

Options

On November 10, 2014, the Company granted options to a newly appointed Director to purchase 25,000 of Company common stock at a purchase price of $3.03 per share that expires November 10, 2019. The 25,000 options were valued at $48,325 under the Binomial Option Model using a trading price of $2.90 per share, a risk free interest rate of 1.65%, and volatility of 102.66%. The options immediately vested and the $48,325 was fully charged to operations on the date of grant.

On November 21, 2014 the Company granted options to an Employee to purchase 15,000 of Company common stock at a purchase price of $2.805 per share that expire on November 21, 2019. The 15,000 options were valued at $28,230 under the Binomial Option Model using a trading price of $2.60 per share, a risk free interest rate of 1.60%, and volatility of 100.62%. The options vest in increments of 5,000 shares over a three-year period and the $28,230 is charged to operations over the vesting period of the options.

On November 21, 2014 the Company granted options to an Employee to purchase 38,000 of Company common stock at a purchase price of $2.805 per share expiring November 21, 2019. The 38,000 options were valued at $71,516 under the Binomial Option Model using a trading price of $2.60 per share, a risk free interest rate of 1.60%, and volatility of 100.62%. The options vest in increments of 12,667 shares over a three year period and the $71,516 is charged to operations over the vesting period of the options.

On December 15, 2014 the Company granted 21 employees options to purchase an aggregate of 43,500 shares of Company common stock at a purchase price of $2.50 per share expiring December 15, 2019. The 43,500 options were valued at $72,341 under the Binomial Option Model using a trading price of $2.30 per share, a risk free interest rate of 1.64%, and volatility of 100.54%. The options vest in increments of 14,500 shares over a three year period and the $72,341 is charged to operations over the vesting period of the options.

On May 20, 2015 the Company granted options to a Director to purchase an aggregate of 20,000 shares of Company common stock at a purchase price of $3.318 per share expiring May 20, 2020. The 20,000 options were valued at $48,000 under the Binomial Option Model using a trading price of $3.20 per share, a risk free interest rate of 1.56%, and volatility of 103.26%. The options immediately vested upon grant and the $48,000 was fully charged to operations on the date of grant.

On May 20, 2015 the Company granted options to a Director to purchase an aggregate of 16,986 shares of Company common stock at a purchase price of $3.318 per share expiring May 20, 2020. The 16,986 options were valued at $40,767 under the Binomial Option Model using a trading price of $3.20 per share, a risk free interest rate of 1.56%, and volatility of 103.26%. The options immediately vested upon grant and the $40,767 was fully charged to operations on the date of grant.

On May 20, 2015 the Company granted options to an employee to purchase an aggregate of 2,500 shares of Company common stock at a purchase price of $3.318 per share expiring May 20, 2020. The 2,500 options were valued at $6,000 under the Binomial Option Model using a trading price of $3.20 per share, a risk free interest rate of 1.56%, and volatility of 103.26%. The options vest in increments over a three-year period and the $6,000 is charged to operations over the vesting period of the options.

A summary of outstanding stock warrants and options is as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding – September 30, 2013	4,970,495	$4.80
Granted	215,000	$5.80
Exercised	(679,095)	$(3.60)
Cancelled	(522,500)	$(5.50)
Outstanding – September 30, 2014	3,983,900	$4.80
Granted	160,986	$2.70
Exercised	(20,000)	$(2.50)
Cancelled	(865,800)	$(3.80)
Outstanding – June 30, 2015	3,259,086	$4.90

Of the 3,259,086 options and warrants outstanding, 3,110,086 are fully vested and currently available for exercise.

15. Stockholders’ Equity

Common Stock

The holders of the Company's common stock are entitled to one vote per share of common stock held.

During the year ended September 30, 2014, the Company issued a total of 1,389,746 shares of its common stock of which 202,650 shares were issued through the exercise of warrants for $213,456, 100,000 shares of its common stock were issued through the conversion of $50,000 of principal and accrued interest on convertible debt, 14,798 shares were issued in cashless exercises of 116,648 common stock options, 359,798 shares were issued on the exercise of 359,798 common stock options for which the Company received $1,687,457, 2,500 shares of common stock were issued as stock compensation and 800,000 shares of common stock were issued in conjunction with the acquisition of DoubleVision Networks Inc.

In October 2013, the Board of Directors authorized the Company to repurchase up to 2,000,000 shares of the Company’s common stock.  For the year ended September 30, 2014, the Company repurchased 38,906 shares at an aggregate cost of $201,461 and cancelled all of the repurchased shares. The Company reduced common stock by $389, being the par value equivalent of the 38,906 shares and additional paid-in capital by $201,072, being the remaining cost of the shares repurchased.

In September 2013, the Company increased the number of its authorized common shares to 30,000,000.

During the year ended September 30, 2013, the Company issued a total of 474,784 shares of its common stock of which 68,900 shares were issued through the exercise of warrants for $1,310.10, 210,400 shares of its common stock were issued through the conversion of $1,052,000 of principal and accrued interest on convertible debt, 49,879 shares were issued in cashless exercises of 159,000 common stock options, 95,605 shares were issued on the exercise of 95,605 common stock options, and 50,000 shares of common stock were issued for $245,000. The 95,605 common shares were issued through various exercises from employees, and a consultant from which the Company received $448,386.

Warrants

During the year ended September 30, 2014, four warrant holders exercised 202,650 warrants to purchase 202,650 shares of Company common stock of which 172,500 warrants had an exercise price of $0.80 per share, 30,000 warrants had an exercise price of $2.50 per share and 150 warrants had an exercise price of $3.04 per share.

Options

On October 10, 2013, the Company granted options to a Director to purchase 50,000 shares of the Company common stock at a purchase price of $6.09 per share expiring three years from date of grant. The 500,000 options were valued at $113,300 under a Binomial Option Model using a trading price of $5.40 per share, a risk free interest rate of 0.68%, and volatility of 81.67%. The options immediately vest and the $113,300 was fully charged to operations on the date of grant.

Effective with the Company’s former chief financial officer resignation on October 31, 2013, the Board authorized the vesting of 200,000 common stock options that he held and the remainder of his 225,000 unvested options was cancelled.

On October 31, 2013, the Company granted stock options to its Chief Financial Officer under its 2010 Stock Option Plan to purchase 75,000 shares of common stock at a strike price of $6.20, with the scheduled expiration date of the stock options to be November 1, 2018. The stock options vest annually in equal installments of 25,000 over a three year period commencing on November 1, 2014. The 75,000 options were valued at $287,925 under a Binomial Option Model using a trading price of $6.20 per share, a risk free interest rate of 1.31%, and volatility of 91.85%. The $287,295 will be charged to operations over the indicated vesting schedule.

On November 12, 2013, the Company granted options to a Director to purchase 20,000 shares of the Company common stock at a purchase price of $0.632 per share expiring five years from date of grant. The 20,000 options were valued at $68,160 under a Binomial Option Model using a trading price of $5.70 per share, a risk free interest rate of 1.47%, and volatility of 91.60%. The options immediately vest and the $68,160 was fully charged to operations on the date of grant.

On December 13, 2013, the Company granted options to a Director to purchase 20,000 shares of the Company common stock at a purchase price of $5.28 per share expiring five years from date of grant. The 20,000 options were valued at $69,840 under a Binomial Option Model using a trading price of $5.50 per share, a risk free interest rate of 1.55%, and volatility of 91.31%. The options immediately vest and the $69,840 was fully charged to operations on the date of grant.

On July 15, 2014, the Company appointed a new director and granted options to purchase 250,000 shares of the Company common stock at a purchase price of $0.38 per share expiring five years from date of grant. The 250,000 options were valued at $46,975 under a Binomial Option Model using a trading price of $0.37 per share, a risk free interest rate of 1.60%, and volatility of 111.02%. The options immediately vested, and the $46,975 was fully charged to operations on the date of grant.

On September 9, 2014, the Company appointed a new director and granted options to purchase 25,000 shares of the Company common stock at a purchase price of $3.82 per share expiring five years from date of grant. The 25,000 options were valued at $57,200 under a Binomial Option Model using a trading price of $4.20 per share, a risk free interest rate of 1.77%, and volatility of 105.96%. The options immediately vested, and the $57,200 was fully charged to operations on the date of grant.

During the year ended September 30, 2014, employees exercised 116,648 common stock options through various cashless exercises in exchange for the issuance of a total of 14,798 shares of the Company’s common stock. Also during the year ended September 30, 2014, the Company received $1,687,457 from employees and consultants through exercises of 359,798 options in exchange for 359,798 common shares.

During the year ended September 30, 2014, the Company recognized stock-based compensation expense totaling $2,094,970, of which $14,500 was recognized through the issuance of 2,500 common shares to the Company's Chief Financial Officer, $998,917 was recognized through the vesting of 626,633 common stock options, and $1,081,553 from the amortization of prepaid consulting fees compensated through the granting of 575,000 options. During the year ended September 30, 2013, the Company recognized stock-based compensation expense totaling $2,242,606, of which $1,349,809 was recognized through the vesting of 583,240 common stock options, $489,726 was recognized as additional compensation on the modification of 1,713,433 previously granted options, and $403,071 from the amortization of prepaid consulting fees compensated through the granting of 575,000 options.

A summary of outstanding stock warrants and options is as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding – September 30, 2012	5,532,660	$7.50
Granted	2,552,041	$4.30
Exercised	(323,505)	$(4.10)
Cancelled	(2,790,701)	$(9.30)
Outstanding – September 30, 2013	4,970,495	$4.80
Granted	215,000	$5.80
Exercised	(679,095)	$(3.60)
Cancelled	(522,500)	$(5.50)
Outstanding – September 30, 2014	3,983,900	$4.70

Of the 3,983,900 options and warrants outstanding, 3,833,900 are fully vested and currently available for exercise.